Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	Jun. 17, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Oct. 06, 2015	Sep. 30, 2015
C000201048
Account Value [Line Items]
Line Graph and Table Measure Name	XLC
Account Value	$ 25,355	$ 23,766	$ 22,930	$ 23,164	$ 21,603	$ 20,343	$ 20,538	$ 21,661	$ 21,740	$ 20,544	$ 20,832	$ 19,498	$ 19,146	$ 18,438	$ 18,125	$ 18,082	$ 17,527	$ 16,403	$ 17,198	$ 16,686	$ 15,940	$ 15,259	$ 14,615	$ 13,560	$ 13,742	$ 14,154	$ 14,373	$ 13,602	$ 12,984	$ 12,498	$ 12,098	$ 11,133	$ 11,461	$ 9,983	$ 10,696	$ 10,009	$ 9,941	$ 11,266	$ 11,676	$ 11,241	$ 12,438	$ 12,210	$ 14,208	$ 14,109	$ 15,246	$ 16,012	$ 15,513	$ 16,522	$ 16,489	$ 17,583	$ 16,924	$ 16,628	$ 16,146	$ 15,996	$ 15,027	$ 14,655	$ 13,695	$ 13,816	$ 13,353	$ 12,087	$ 12,136	$ 12,907	$ 11,845	$ 11,026	$ 10,999	$ 10,234	$ 8,998	$ 10,312	$ 10,948	$ 10,894	$ 10,638	$ 10,244	$ 10,025	$ 10,013	$ 10,257	$ 9,943	$ 9,493	$ 10,097	$ 9,426	$ 9,234	$ 9,280	$ 8,302	$ 9,037	$ 9,241	$ 9,822	$ 9,836	$ 9,689	$ 9,880	$ 10,000
C000017594
Account Value [Line Items]
Line Graph and Table Measure Name	XLY
Account Value	$ 35,989	34,732	33,189	32,587	32,014	29,512	29,535	32,213	34,643	33,459	33,086	29,331	29,848	27,811	27,863	27,093	26,085	26,017	27,284	27,307	25,296	26,460	24,929	22,469	23,776	25,177	25,609	25,043	22,309	21,751	22,005	21,353	21,809	18,949	21,389	21,071	20,842	22,704	23,761	20,064	22,504	23,732	26,937	25,792	26,912	29,721	29,698	29,205	26,073	26,632	26,160	25,895	25,018	25,897	24,324	23,327	23,430	23,250	22,689	20,630	21,209	21,627	19,722	18,401	17,865	16,759	14,088	16,559	17,934	17,943	17,450	17,233	17,209	17,010	17,160	16,951	15,713	16,999	16,121	15,554	15,348	13,972	15,180	14,819	16,476	16,393	15,595	15,317		$ 14,786	$ 14,500	$ 14,167	$ 14,505	$ 15,025	$ 13,745	$ 13,426	$ 12,780	$ 12,517	$ 12,414	$ 12,647	$ 12,416	$ 12,568	$ 12,430	$ 12,136	$ 11,893	$ 11,668	$ 11,196	$ 11,190	$ 10,691	$ 10,948	$ 10,982	$ 11,121	$ 10,638	$ 10,765	$ 10,751	$ 10,737	$ 10,070	$ 10,033	$ 10,574	$ 10,877	$ 10,904		$ 10,000
C000017595
Account Value [Line Items]
Line Graph and Table Measure Name	XLP
Account Value	$ 21,654	22,158	21,889	22,221	22,581	22,309	22,247	22,506	21,417	21,299	22,377	21,558	22,337	22,077	20,830	20,491	20,532	20,058	20,283	19,641	19,230	18,987	18,494	17,759	18,008	18,909	19,685	19,279	18,749	19,985	19,284	18,504	18,940	19,152	19,692	18,544	17,015	18,526	18,872	18,284	18,734	19,538	19,062	18,780	19,032	19,311	17,471	17,724	17,124	17,868	17,664	17,295	17,386	17,086	16,749	15,471	15,669	16,491	16,212	15,079	15,540	15,800	15,100	14,135	14,166	13,934	13,027	13,776	15,021	14,973	14,612	14,417	14,480	14,234	13,938	13,620	12,938	13,425	13,051	12,570	12,341	11,748	12,926	12,620	12,361	12,251	12,191	11,722		11,219	11,398	11,887	11,996	12,984	12,770	12,496	11,838	12,036	12,124	12,254	12,173	12,456	12,128	12,002	12,050	11,495	11,308	10,974	11,459	11,550	11,739	11,797	11,894	11,305	11,218	11,373	10,862	10,836	10,770	10,468	10,563		10,000
C000017596
Account Value [Line Items]
Line Graph and Table Measure Name	XLE
Account Value	$ 21,817	21,877	21,114	20,538	19,601	19,333	22,437	21,690	20,898	20,410	22,562	20,944	20,755	21,380	21,848	21,373	21,666	21,759	21,955	19,861	19,243	19,341	19,326	19,475	20,662	20,171	19,847	18,406	17,214	19,134	18,616	18,626	19,998	19,474	20,086	19,815	15,857	17,532	17,082	15,598	18,765	16,206	16,460	15,077	14,071	11,844	11,494	12,114	10,985	10,086	10,284	11,223	10,768	10,179	10,110	9,836	8,033	7,741	7,408	5,780	6,038	7,059	7,129	7,490	7,576	7,423	5,677	8,786	10,249	11,521	10,857	10,680	10,916	10,513	11,442	11,643	10,659	11,988	11,974	11,727	11,462	10,304	11,767	11,959	13,490	13,167	13,629	13,435		13,351	12,962	11,845	11,648	13,058	12,588	11,988	11,779	11,871	10,789	11,403	11,106	11,127	11,534	11,892	12,063	12,312	12,722	12,518	11,533	11,872	11,452	11,262	11,404	11,099	11,194	10,274	9,338	9,601	9,939	11,102	11,109		10,000
C000017597
Account Value [Line Items]
Line Graph and Table Measure Name	XLF
Account Value	$ 35,411	35,362	34,295	34,313	33,256	31,850	32,528	33,956	33,484	31,428	33,235	30,142	29,355	29,516	28,247	26,531	26,769	25,953	27,085	25,857	24,828	24,098	22,869	20,625	21,147	21,830	22,423	21,390	20,051	20,955	20,313	22,450	22,978	21,506	22,691	21,203	18,937	20,524	20,946	19,541	21,931	21,349	23,684	23,729	24,055	24,044	23,274	24,676	23,002	23,438	22,298	22,397	23,086	22,035	20,680	19,549	17,539	17,840	16,792	14,368	14,486	15,005	14,391	13,871	13,915	13,549	12,369	15,726	17,703	18,173	17,700	16,854	16,459	15,733	16,534	16,141	15,126	16,294	14,951	15,352	14,991	13,778	15,527	15,106	15,855	16,216	15,997	15,199		15,497	15,639	15,698	16,405	16,876	15,854	15,552	15,028	14,602	13,892	14,120	13,882	13,046	13,204	13,318	13,695	13,021	12,991	12,506	10,981	10,736	11,028	10,624	10,262	10,599	10,390	10,051	9,367	9,652	10,589	10,821	10,621		10,000
C000017598
Account Value [Line Items]
Line Graph and Table Measure Name	XLV
Account Value	$ 24,789	24,355	23,115	23,893	23,415	24,789	25,743	26,187	25,805	24,169	25,767	25,696	26,942	27,401	26,076	25,405	24,932	24,354	25,658	25,064	24,287	23,580	22,611	21,455	22,168	22,842	22,999	22,770	21,823	22,800	22,122	21,643	22,686	23,119	23,569	22,491	20,506	21,051	22,341	21,625	22,222	21,909	22,990	21,784	22,009	23,604	21,666	22,336	21,244	22,492	21,972	20,950	20,475	20,097	19,335	18,608	19,009	18,745	18,043	16,721	17,360	17,740	17,282	16,403	16,803	16,270	14,449	15,030	16,100	16,550	15,979	15,215	14,479	14,505	14,579	14,815	13,896	14,232	14,615	14,544	14,377	13,716	15,007	14,022	15,027	14,602	13,993	13,128		12,920	12,892	12,739	13,145	13,760	12,904	12,991	12,625	12,724	12,606	12,383	12,290	11,752	11,660	11,482	11,532	10,838	10,603	10,528	10,323	11,045	11,103	11,483	10,949	10,837	10,606	10,306	10,034	10,084	10,912	10,723	10,769		10,000
C000017599
Account Value [Line Items]
Line Graph and Table Measure Name	XLI
Account Value	$ 36,965	36,261	36,262	35,206	33,994	31,238	31,180	32,343	32,815	31,245	33,947	31,578	31,978	30,934	30,076	28,674	28,946	28,479	29,536	28,293	26,387	26,624	24,882	22,867	23,556	25,049	25,560	24,840	22,321	23,052	23,330	23,180	23,389	22,554	23,243	21,554	18,920	21,130	21,740	19,856	21,446	21,551	23,306	22,546	22,747	23,877	22,672	23,496	21,986	23,428	23,165	22,963	23,483	22,771	21,984	20,193	18,895	19,745	19,513	16,832	17,078	17,208	15,847	15,189	14,892	14,121	12,990	16,084	17,734	17,816	17,828	17,070	16,889	16,397	16,841	16,731	15,519	16,822	16,161	16,347	15,368	13,798	15,447	14,879	16,680	16,326	16,280	15,172		15,690	15,235	15,673	16,107	16,755	15,878	15,557	14,948	14,836	14,245	14,209	14,175	13,977	13,733	13,479	13,571	13,065	12,821	12,776	11,720	11,962	11,945	11,831	11,414	11,330	11,381	11,244	10,503	10,083	10,689	10,962	10,872		10,000
C000017600
Account Value [Line Items]
Line Graph and Table Measure Name	XLB
Account Value	$ 27,461	28,126	26,747	26,769	26,190	25,466	26,074	26,806	26,811	25,394	28,464	28,043	28,957	28,194	27,547	26,404	27,228	26,381	27,651	25,973	24,385	25,365	24,263	22,393	23,132	24,291	25,116	24,289	21,872	23,481	23,515	23,764	24,577	22,554	23,881	21,370	19,608	21,624	22,402	21,110	24,496	24,222	25,100	23,663	23,962	25,721	23,917	24,038	22,341	24,071	23,618	23,147	24,424	23,239	22,057	20,507	19,707	20,183	19,712	17,520	17,647	17,401	16,664	15,560	15,235	14,246	12,370	14,406	15,729	16,772	16,284	15,785	15,790	15,321	15,756	15,813	14,164	15,425	14,892	14,712	14,247	13,506	14,516	13,972	15,384	15,679	15,780	15,346		15,309	14,996	14,977	15,630	16,494	15,848	15,537	15,382	14,815	14,291	14,169	13,956	13,707	13,721	13,529	13,465	13,374	12,786	12,769	11,952	12,211	12,367	12,393	11,790	11,882	11,919	11,338	10,543	9,781	10,960	11,438	11,346		10,000
C000161049
Account Value [Line Items]
Line Graph and Table Measure Name	XLRE
Account Value	$ 19,840	19,759	19,340	19,359	19,329	19,141	19,375	19,855	19,052	18,710	20,472	19,662	20,330	19,681	18,606	17,355	17,011	16,190	17,694	17,388	16,952	17,797	16,374	14,561	14,981	16,145	16,644	16,440	15,565	16,301	16,146	16,371	17,403	15,837	16,640	15,567	15,257	17,561	18,606	17,144	18,427	19,402	20,120	18,667	19,634	21,460	19,470	19,640	18,263	19,477	18,947	18,109	17,551	17,343	16,020	15,005	14,778	14,701	14,484	13,538	14,003	14,292	14,286	13,740	13,539	13,286	12,141	14,286	15,255	15,043	14,852	15,114	15,132	14,991	14,297	14,055	13,807	13,650	13,716	13,075	12,932	11,676	12,607	11,938	12,140	12,467	12,165	12,036		11,529	11,276	11,347	10,935	11,723	11,947	12,006	11,662	11,576	11,738	11,607	11,472	11,258	11,179	11,169	11,287	10,784	10,792	10,343	10,672	11,292	11,443	11,866	11,531	10,841	10,672	10,912	9,872	9,980	10,458	10,248	10,315	$ 10,000
C000017601
Account Value [Line Items]
Line Graph and Table Measure Name	XLK
Account Value	$ 80,002	74,337	74,359	71,757	65,367	59,465	58,402	63,707	65,183	65,641	65,866	62,673	63,655	62,016	61,556	63,661	59,027	55,138	58,546	58,087	55,444	53,971	51,808	45,902	45,864	49,026	49,792	48,568	45,737	42,025	42,080	37,965	37,811	34,601	37,710	35,444	32,915	37,399	39,866	35,154	38,747	39,014	43,778	42,415	44,643	47,865	46,324	44,398	41,050	43,574	42,079	40,518	37,889	38,241	36,336	35,735	35,247	35,579	33,656	30,211	31,838	33,641	30,044	28,451	26,563	24,818	21,814	23,889	25,760	24,782	23,722	22,516	21,677	21,357	21,681	20,983	19,234	21,061	19,793	18,886	17,672	16,525	18,051	18,397	19,990	20,000	18,756	18,372		18,403	17,253	17,252	17,911	17,977	16,788	16,720	16,483	15,480	15,345	14,914	14,279	14,678	14,127	13,852	13,554	12,966	12,502	12,235	12,223	12,313	12,063	11,916	11,133	11,292	10,761	11,327	10,418	10,496	10,889	11,102	11,033		10,000
C000017602
Account Value [Line Items]
Line Graph and Table Measure Name	XLU
Account Value	$ 27,763	26,662	27,091	25,818	25,737	24,777	24,756	24,691	24,282	23,593	25,624	24,716	24,972	23,432	22,351	20,935	22,151	20,336	20,007	18,775	18,570	19,147	18,788	17,869	17,644	18,692	19,917	19,438	19,123	20,310	19,940	19,005	20,192	20,604	20,715	19,363	18,976	21,396	21,288	20,183	21,238	20,364	21,268	19,282	19,648	20,312	18,531	18,842	17,994	19,166	18,436	17,673	18,064	18,504	17,749	16,072	17,116	17,275	17,155	17,032	16,218	16,038	16,474	15,285	16,029	15,361	14,885	16,551	18,356	17,215	16,647	16,961	17,093	16,402	15,602	15,647	15,146	15,265	15,127	14,705	14,120	13,655	14,224	13,736	13,475	13,552	13,404	13,161		12,809	12,956	12,692	12,235	12,726	13,125	13,975	13,603	13,097	13,464	13,041	12,732	13,087	12,560	12,464	12,489	11,869	11,717	11,170	11,806	11,706	11,665	12,358	12,445	11,552	11,381	11,663	10,802	10,596	10,101	9,893	10,109		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 27,166	26,209	25,689	25,125	23,909	22,493	22,647	23,999	24,316	23,657	24,235	22,891	23,101	22,618	22,082	21,817	21,061	20,066	20,920	20,268	19,241	18,923	18,101	16,586	16,942	17,790	18,078	17,516	16,430	16,359	16,107	15,537	15,926	14,984	15,900	15,059	13,931	15,344	15,996	14,646	15,963	15,934	17,457	16,832	17,351	18,298	17,513	17,635	16,481	17,284	16,774	16,385	16,011	15,900	15,095	14,461	14,073	14,217	13,691	12,340	12,677	13,178	12,294	11,638	11,411	10,892	9,654	11,015	12,003	12,008	11,656	11,248	11,009	10,807	10,981	10,825	10,113	10,799	10,379	10,181	9,864	9,132	10,039	9,838	10,560	10,500	10,169	9,804	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 39,928	38,522	37,757	36,928	35,141	33,060	33,286	35,273	35,740	34,771	35,620	33,645	33,953	33,243	32,456	32,066	30,955	29,493	30,748	29,790	28,280	27,813	26,604	24,378	24,901	26,148	26,571	25,744	24,148	24,044	23,674	22,836	23,407	22,023	23,370	22,133	20,475	22,552	23,511	21,526	23,463	23,420	25,657	24,739	25,502	26,894	25,740	25,920	24,223	25,404	24,655	24,083	23,533	23,370	22,186	21,255	20,685	20,896	20,122	18,137	18,632	19,368	18,069	17,105	16,771	16,009	14,190	16,189	17,642	17,649	17,132	16,531	16,181	15,884	16,139	15,911	14,863	15,872	15,254	14,964	14,498	13,422	14,755	14,460	15,521	15,433	14,946	14,410		14,322	13,985	13,931	14,295	14,842	14,038	13,883	13,470	13,163	12,897	12,858	12,599	12,521	12,347	12,221	12,207	11,741	11,522	11,299	10,895	11,098	11,096	11,080	10,686	10,659	10,471	10,430	9,768	9,781	10,291	10,456	10,425	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988		14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844		10,000
SPDR ETFs Index: Communications Services Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Communications Services Select Sector Index
Account Value	$ 25,514	23,911	23,097	23,332	21,755	20,484	20,679	21,808	21,887	20,679	20,967	19,622	19,266	18,550	18,236	18,191	17,631	16,499	17,299	16,782	16,029	15,341	14,691	13,628	13,816	14,230	14,449	13,672	13,050	12,560	12,157	11,185	11,513	10,024	10,740	10,048	9,984	11,318	11,729	11,291	12,492	12,262	14,271	14,168	15,311	16,080	15,577	16,588	16,554	17,651	16,989	16,689	16,203	16,052	15,077	14,703	13,736	13,857	13,391	12,117	12,165	12,939	11,872	11,051	11,024	10,256	9,015	10,330	10,968	10,912	10,655	10,259	10,038	10,025	10,269	9,953	9,502	10,106	9,432	9,242	9,287	8,305	9,042	9,245	9,825	9,839	9,690	9,882	$ 10,000
SPDR ETFs Index: Consumer Discretionary Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Discretionary Select Sector Index
Account Value	$ 36,440	35,166	33,600	32,989	32,407	29,872	29,892	32,602	35,061	33,862	33,480	29,675	30,196	28,128	28,178	27,397	26,373	26,302	27,582	27,603	25,568	26,743	25,191	22,702	24,021	25,439	25,874	25,300	22,531	21,965	22,220	21,559	22,019	19,128	21,599	21,276	21,042	22,926	23,993	20,255	22,719	23,956	27,191	26,033	27,162	29,995	29,968	29,468	26,304	26,866	26,388	26,118	25,229	26,113	24,524	23,515	23,616	23,433	22,862	20,784	21,366	21,788	19,865	18,532	17,990	16,875	14,182	16,666	18,053	18,060	17,559	17,339	17,314	17,114	17,263	17,050	15,801	17,095	16,208	15,634	15,426	14,040	15,256	14,891	16,555	16,469	15,665	15,383		14,847	14,557	14,221	14,560	15,083	13,794	13,470	12,821	12,556	12,451	12,684	12,450	12,601	12,461	12,165	11,920	11,692	11,217	11,210	10,707	10,964	10,997	11,136	10,650	10,778	10,763	10,749	10,076	10,038	10,579	10,881	10,907		10,000
SPDR ETFs Index: Consumer Staples Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Consumer Staples Select Sector Index
Account Value	$ 21,933	22,442	22,168	22,503	22,866	22,597	22,532	22,792	21,688	21,567	22,655	21,824	22,613	22,347	21,081	20,736	20,776	20,293	20,520	19,866	19,447	19,198	18,696	17,950	18,202	19,116	19,901	19,488	18,950	20,202	19,491	18,698	19,139	19,351	19,897	18,733	17,182	18,712	19,062	18,465	18,910	19,723	19,241	18,952	19,206	19,487	17,622	17,875	17,266	18,019	17,811	17,437	17,526	17,222	16,879	15,585	15,782	16,611	16,328	15,183	15,647	15,909	15,201	14,226	14,258	14,023	13,106	13,858	15,110	15,061	14,695	14,497	14,560	14,310	14,010	13,689	13,001	13,490	13,112	12,625	12,394	11,796	12,981	12,671	12,412	12,301	12,239	11,765		11,259	11,438	11,930	12,041	13,033	12,817	12,539	11,876	12,074	12,162	12,291	12,209	12,493	12,161	12,034	12,081	11,522	11,333	10,995	11,483	11,573	11,762	11,819	11,915	11,323	11,234	11,388	10,874	10,846	10,778	10,471	10,566		10,000
SPDR ETFs Index: Energy Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Energy Select Sector Index
Account Value	$ 22,091	22,144	21,371	20,786	19,844	19,571	22,710	21,949	21,146	20,650	22,822	21,185	20,993	21,625	22,097	21,614	21,906	21,998	22,195	20,074	19,448	19,546	19,526	19,674	20,872	20,377	20,047	18,591	17,390	19,328	18,804	18,809	20,192	19,663	20,277	20,001	16,004	17,699	17,244	15,744	18,949	16,364	16,619	15,214	14,197	11,949	11,592	12,216	11,077	10,164	10,364	11,309	10,843	10,249	10,179	9,901	8,082	7,788	7,454	5,811	6,070	7,105	7,177	7,547	7,631	7,474	5,712	8,830	10,314	11,596	10,919	10,741	10,977	10,567	11,503	11,704	10,708	12,050	12,035	11,782	11,513	10,346	11,826	12,019	13,554	13,226	13,688	13,492		13,407	13,016	11,892	11,689	13,105	12,631	12,023	11,811	11,902	10,806	11,421	11,123	11,143	11,551	11,908	12,082	12,331	12,741	12,533	11,542	11,880	11,459	11,267	11,408	11,103	11,196	10,274	9,335	9,598	9,936	11,106	11,113		10,000
SPDR ETFs Index: Financial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Select Sector Index
Account Value	$ 35,818	35,767	34,684	34,700	33,628	32,203	32,886	34,329	33,851	31,767	33,592	30,461	29,664	29,826	28,538	26,807	27,046	26,219	27,363	26,116	25,073	24,332	23,086	20,813	21,339	22,030	22,629	21,582	20,228	21,141	20,489	22,654	23,186	21,696	22,894	21,388	19,098	20,706	21,131	19,710	22,121	21,533	23,891	23,935	24,264	24,251	23,470	24,884	23,191	23,628	22,473	22,572	23,262	22,199	20,830	19,687	17,658	17,958	16,898	14,455	14,574	15,100	14,479	13,954	13,998	13,628	12,436	15,805	17,796	18,268	17,790	16,936	16,537	15,803	16,607	16,210	15,187	16,361	15,010	15,413	15,048	13,826	15,583	15,159	15,912	16,274	16,052	15,248		15,546	15,688	15,746	16,456	16,927	15,898	15,592	15,064	14,635	13,919	14,146	13,907	13,067	13,228	13,340	13,720	13,042	13,011	12,523	10,991	10,744	11,045	10,637	10,273	10,613	10,402	10,060	9,374	9,658	10,596	10,826	10,624		10,000
SPDR ETFs Index: Health Care Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Health Care Select Sector Index
Account Value	$ 25,100	24,660	23,401	24,190	23,703	25,096	26,061	26,511	26,122	24,461	26,082	26,008	27,269	27,736	26,389	25,708	25,225	24,638	25,957	25,354	24,564	23,846	22,863	21,689	22,409	23,093	23,254	23,019	22,058	23,047	22,359	21,873	22,929	23,366	23,821	22,726	20,714	21,266	22,571	21,845	22,443	22,124	23,218	21,994	22,221	23,831	21,867	22,543	21,436	22,695	22,168	21,133	20,650	20,267	19,495	18,759	19,163	18,894	18,183	16,846	17,490	17,875	17,410	16,521	16,923	16,384	14,544	15,122	16,202	16,655	16,078	15,307	14,562	14,587	14,659	14,897	13,969	14,306	14,693	14,622	14,452	13,784	15,084	14,090	15,100	14,671	14,056	13,184		12,973	12,944	12,789	13,196	13,814	12,952	13,038	12,669	12,767	12,647	12,421	12,326	11,782	11,689	11,509	11,558	10,859	10,623	10,547	10,340	11,062	11,119	11,500	10,963	10,851	10,618	10,316	10,043	10,091	10,919	10,727	10,771		10,000
SPDR ETFs Index: Industrial Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Industrial Select Sector Index
Account Value	$ 37,465	36,750	36,747	35,674	34,443	31,648	31,587	32,763	33,240	31,648	34,380	31,979	32,383	31,323	30,452	29,030	29,304	28,828	29,898	28,635	26,703	26,941	25,176	23,135	23,831	25,342	25,858	25,128	22,579	23,317	23,597	23,443	23,653	22,806	23,503	21,791	19,128	21,367	21,984	20,076	21,680	21,784	23,557	22,787	22,987	24,128	22,906	23,736	22,208	23,663	23,394	23,188	23,713	22,992	22,194	20,378	19,064	19,921	19,685	16,974	17,221	17,353	15,976	15,311	15,010	14,227	13,085	16,191	17,856	17,936	17,947	17,180	16,996	16,497	16,942	16,829	15,604	16,917	16,249	16,437	15,447	13,865	15,526	14,951	16,763	16,405	16,356	15,240		15,761	15,301	15,741	16,175	16,824	15,941	15,615	14,999	14,885	14,288	14,249	14,214	14,013	13,766	13,510	13,602	13,092	12,845	12,798	11,735	11,976	11,958	11,848	11,428	11,345	11,395	11,255	10,509	10,087	10,693	10,966	10,875		10,000
SPDR ETFs Index: Materials Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Materials Select Sector Index
Account Value	$ 27,672	28,342	26,950	26,972	26,385	25,654	26,265	26,996	27,000	25,571	28,660	28,234	29,152	28,380	27,726	26,574	27,404	26,549	27,825	26,133	24,533	25,517	24,406	22,523	23,264	24,433	25,261	24,427	21,996	23,612	23,645	23,894	24,709	22,673	24,008	21,482	19,707	21,739	22,522	21,219	24,627	24,349	25,230	23,777	24,076	25,843	24,024	24,143	22,433	24,173	23,715	23,239	24,523	23,330	22,141	20,577	19,816	20,295	19,817	17,610	17,736	17,490	16,746	15,634	15,306	14,310	12,420	14,469	15,801	16,848	16,354	15,850	15,853	15,380	15,815	15,870	14,206	15,474	14,936	14,754	14,285	13,539	14,554	14,005	15,423	15,718	15,818	15,381		15,344	15,030	15,009	15,665	16,532	15,882	15,567	15,409	14,838	14,340	14,216	14,000	13,747	13,760	13,566	13,500	13,408	12,816	12,796	11,975	12,233	12,388	12,413	11,806	11,900	11,936	11,351	10,552	9,786	10,967	11,444	11,350		10,000
SPDR ETFs Index: Real Estate Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Real Estate Select Sector Index
Account Value	$ 20,060	19,977	19,552	19,570	19,539	19,348	19,582	20,066	19,253	18,906	20,681	19,863	20,535	19,878	18,790	17,525	17,179	16,348	17,867	17,556	17,114	17,965	16,527	14,696	15,119	16,300	16,803	16,596	15,717	16,459	16,301	16,532	17,573	15,990	16,801	15,716	15,401	17,734	18,789	17,311	18,594	19,577	20,299	18,832	19,805	21,645	19,636	19,805	18,415	19,638	19,101	18,255	17,691	17,479	16,142	15,113	14,884	14,806	14,584	13,630	14,096	14,390	14,383	13,831	13,630	13,374	12,216	14,363	15,336	15,121	14,925	15,186	15,203	15,060	14,360	14,115	13,870	13,711	13,776	13,130	12,985	11,721	12,658	11,984	12,188	12,519	12,214	12,084		11,570	11,315	11,386	10,971	11,761	11,987	12,048	11,700	11,613	11,776	11,644	11,506	11,289	11,208	11,197	11,313	10,807	10,814	10,363	10,691	11,312	11,466	11,891	11,554	10,861	10,691	10,931	9,879	9,988	10,468	10,252	10,316	$ 10,000
SPDR ETFs Index: Technology Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Technology Select Sector Index
Account Value	$ 81,220	75,464	75,481	72,835	66,341	60,347	59,264	64,641	66,136	66,597	66,817	63,575	64,567	62,897	62,426	64,556	59,853	55,905	59,357	58,884	56,201	54,704	52,505	46,514	46,473	49,677	50,450	49,206	46,337	42,571	42,624	38,448	38,291	35,037	38,187	35,886	33,323	37,864	40,362	35,586	39,214	39,481	44,300	42,914	45,167	48,423	46,857	44,904	41,513	44,062	42,546	40,963	38,301	38,652	36,720	36,107	35,612	35,945	33,994	30,508	32,148	33,971	30,329	28,716	26,802	25,036	22,000	24,080	25,971	24,980	23,906	22,685	21,836	21,510	21,834	21,130	19,362	21,204	19,922	19,005	17,779	16,622	18,158	18,506	20,108	20,115	18,860	18,471		18,499	17,339	17,336	17,998	18,062	16,863	16,793	16,552	15,540	15,404	14,968	14,327	14,727	14,170	13,892	13,592	12,999	12,531	12,260	12,247	12,335	12,084	11,935	11,146	11,307	10,772	11,339	10,426	10,503	10,895	11,107	11,037		10,000
SPDR ETFs Index: Utilities Select Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name	Utilities Select Sector Index
Account Value	$ 28,112	$ 26,991	$ 27,425	$ 26,134	$ 26,052	$ 25,090	$ 25,066	$ 25,002	$ 24,587	$ 23,886	$ 25,945	$ 25,022	$ 25,280	$ 23,716	$ 22,616	$ 21,179	$ 22,414	$ 20,569	$ 20,236	$ 18,979	$ 18,769	$ 19,352	$ 18,989	$ 18,055	$ 17,826	$ 18,889	$ 20,128	$ 19,642	$ 19,324	$ 20,528	$ 20,151	$ 19,207	$ 20,411	$ 20,827	$ 20,938	$ 19,565	$ 19,171	$ 21,624	$ 21,514	$ 20,392	$ 21,460	$ 20,572	$ 21,485	$ 19,468	$ 19,835	$ 20,506	$ 18,704	$ 19,018	$ 18,159	$ 19,355	$ 18,615	$ 17,842	$ 18,237	$ 18,681	$ 17,915	$ 16,210	$ 17,267	$ 17,427	$ 17,305	$ 17,182	$ 16,357	$ 16,175	$ 16,615	$ 15,411	$ 16,165	$ 15,484	$ 15,001	$ 16,665	$ 18,491	$ 17,338	$ 16,762	$ 17,077	$ 17,208	$ 16,505	$ 15,696	$ 15,739	$ 15,234	$ 15,351	$ 15,211	$ 14,783	$ 14,193	$ 13,723	$ 14,298	$ 13,804	$ 13,539	$ 13,620	$ 13,470	$ 13,223		$ 12,867	$ 13,014	$ 12,746	$ 12,283	$ 12,778	$ 13,179	$ 14,042	$ 13,665	$ 13,154	$ 13,524	$ 13,098	$ 12,786	$ 13,141	$ 12,607	$ 12,509	$ 12,532	$ 11,904	$ 11,757	$ 11,203	$ 11,841	$ 11,739	$ 11,693	$ 12,389	$ 12,476	$ 11,573	$ 11,400	$ 11,682	$ 10,813	$ 10,606	$ 10,108	$ 9,895	$ 10,111		$ 10,000